UNITED STATES
		       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

				    Form 13F

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Emmett M. Murphy
Address:      201 Main Street, Suite 1555
              Fort Worth, Texas 76102


13F File Number:  28-11325

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Emmett M. Murphy
Title:     President
Phone:     817-335-1145

Signature, Place, and Date of Signing:

Emmett M. Murphy, Fort Worth, Texas October 16, 2006

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

			     FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 	 0

Form 13F Information Table Entry Total: 47

Form 13F Information Table Value Total:  $135,091 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

							FORM 13F INFORMATION TABLE
                                                          VALUE    SHRS OR  SH/ PUT/ INVSTMT OTHER          VOTING   AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (X$1000) PRN AMT  PRN CALL DISCRTN MANAGERS     SOLE     SHARED   NONE
WTS HMP EQUITY HOLDINGS CO.	CV WAR		CERIWTS	25	25000		SH	   SOLE			25000		0	0
*** GRUMA SA DE CV		FOREIGN		P4948K121	3366	1100000	SH	   SOLE	 	 	1100000	0	0
AMERICAN ECOLOGY CORP.		OTC IS		025533407	2981	151000	SH	   SOLE			151000	0	0
AMERICREDIT CORP.			COMMON		03060R101	2499	100000	SH	   SOLE			100000	0	0
ASPREVA PHARMACEUTICALS	      COMMON		04538T109	4450	171500	SH	   SOLE			171500	0	0
BEHIHANA NATIONAL CORP.		OTC IS		082047200	3480	120000	SH	   SOLE			120000	0	0
CIRRUS LOGIC INC.			OTC IS		172755100	5468	750000	SH	   SOLE			750000	0	0
CONNS INC.				OTC IS		208242107	835	40000		SH	   SOLE			40000		0	0
CORE MARK				COMMON		218681104	6654	212311	SH	   SOLE			212311	0	0
COSI INC.				OTC IS		22122P101	428	79800		SH	   SOLE			79800		0	0
COAL CORP MINING			COMMON		190135103	1442	2780000	SH	   SOLE			2780000	0	0
DELIAS INC.				OTC IS		246911101	886	115000	SH	   SOLE			115000	0	0
DYADIC INTERNATIONAL INC.	PRIVAT		DYADICINT	132	31165		SH	   SOLE			31165		0	0
FLOW INTERNATIONAL CORP.	OTC IS		343468104	2428	187200	SH	   SOLE			187200	0	0
GOLFSMITH INTERNATIONAL		OTC IS		38168Y103	770	100000	SH	   SOLE			100000	0	0
HORNBECK OFFSHORE SERVICES	COMMON		440543106	2513	75000		SH	   SOLE			75000		0	0
INTERWOVEN INC.			OTC IS		46114T508	3745	339500	SH	   SOLE			339500	0	0
INVERNESS MED TECHNOLOGY INC.	COMMON		46126P106	2093	60200		SH	   SOLE			60200		0	0
INYX INC.				OTC IS		461868101	126	50000		SH	   SOLE			50000		0	0
IPASS INC.				OTC IS		46261V108	1677	358400	SH	   SOLE			358400	0	0
KIRBY CORP.				COMMON		497266106	3133	100000	SH	   SOLE			100000	0	0
MATRIX SERVICE CO.		OTC IS		576853105	2525	192900	SH	   SOLE			192900	0	0
METASOLV SOFTWARE INC.		OTC IS		59139P104	2197	725000	SH	   SOLE			725000	0	0
MOBILE MINI INC.			OTC IS		60740F105	4841	170400	SH	   SOLE			170400	0	0
MRU HOLDING INC.			OTC IS		55348A102	798	152027	SH	   SOLE			152027	0	0
NOVINT TECHNOLOGIES INC.	OTC IS		670085109	13	12000		SH	   SOLE			12000		0	0
OREGON STEEL MILLS INC.		COMMON		686079104	7350	150400	SH	   SOLE			150400	0	0
OYO GEOSPACE			OTC IS		671074102	3330	58674		SH	   SOLE			58674		0	0
PANTRY INC.				OTC IS		698657103	10710	190000	SH	   SOLE			190000	0	0
PENN OCTANE CORP.			OTC IS		707573101	10	15500		SH	   SOLE			15500		0	0
PENN TREATY AMERN CORP.		COMMON		707874400	2885	393000	SH	   SOLE			393000	0	0
PENWEST PHARMACEUTICALS CO.	OTC IS		709754105	4995	300000	SH	   SOLE			300000	0	0
POLYCOM INC.			OTC IS		73172K104	6267	255500	SH	   SOLE			255500	0	0
QUIDEL CORP.			OTC IS		74838J101	6707	475000	SH	   SOLE			475000	0	0
REHABCARE GROUP INC.		COMMON		759148109	2158	164700	SH	   SOLE			164700	0	0
RETAIL VENTURES INC.		COMMON		76128Y102	302	19600		SH	   SOLE			19600		0	0
RIO VISTA ENERGY PARTNERS	OTC IS		767271109	662	139437	SH	   SOLE			139437	0	0
RONCO CORP PRIVATE PLACE	PRIVAT		RONPP		750	233713	SH	   SOLE			233713	0	0
SECURE COMPUTING CORP.		OTC IS		813705100	1570	248000	SH	   SOLE			248000	0	0
SEITEL INC. NEW			COMMON		816074405	7340	2000000	SH	   SOLE			2000000	0	0
SERVICES ACQUISITION CORP.	COMMON		817628118	189	60000		SH	   SOLE			60000		0	0
SIRF TECHNOLOGY HOLDINGS INC.	COMMON		82967H101	2399	100000	SH	   SOLE			100000	0	0
SPARTAN MOTORS INC.		OTC IS		846819100	942	50000		SH	   SOLE			50000		0	0
SVI SOLUTIONS INC.		COMMON		817628100	534	60000		SH	   SOLE			60000		0	0
TESORO PETROLEUM CORP-W/RT	COMMON		881609101	9277	160000	SH	   SOLE			160000	0	0
TURBOCHEF TECHNOLOGIES		OTC IS		900006206	695	50000		SH	   SOLE			50000		0	0
UNITED RETAIL GROUP INC.	OTC IS		911380103	6514	357300	SH	   SOLE			357300	0	0
    Page Column Totals							135091